TREASURY INSTRUMENTS PORTFOLIO

NORTHERN INSTITUTIONAL FUNDS

TREASURY INSTRUMENTS PORTFOLIO

SHARES (NTYXX)

SERVICE SHARES

PREMIER SHARES

Prospectus dated September 9, 2017 (as revised September 26, 2017)

You could lose money by investing in the Portfolio.

Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.

An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”), any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

The Securities and Exchange Commission (“SEC”) has not approved or disapproved these securities or passed upon the adequacy of this Prospectus. Any representation to the contrary is a criminal offense.

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TREASURY INSTRUMENTS PORTFOLIO

3	PORTFOLIO SUMMARY

	3	TREASURY INSTRUMENTS PORTFOLIO

9	INVESTMENT ADVISER

10	MANAGEMENT FEES

11	OTHER PORTFOLIO SERVICES

12	PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

	12	INVESTORS

	12	SHARE CLASSES

	12	PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

	13	OPENING AN ACCOUNT

	13	SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

15	ACCOUNT POLICIES AND OTHER INFORMATION

21	DISTRIBUTIONS AND TAX CONSIDERATIONS

23	SECURITIES, TECHNIQUES AND RISKS

	23	ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

	27	ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

30	FINANCIAL HIGHLIGHTS

32	FOR MORE INFORMATION

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TREASURY INSTRUMENTS PORTFOLIO

FUND SUMMARY

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Shares
Management Fees	0.18%
Other Expenses(1)	0.21%
Transfer Agent Fees	0.02%
Service Fees	None
Other Operating Expenses	0.19%
Total Annual Portfolio Operating Expenses	0.39%
Expense Reimbursement(2)	(0.19)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.20%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. This contractual limitation may not be terminated before April 1, 2019 without the approval of the Board of Trustees.

EXAMPLE

The following Example is intended to help you compare the cost of investing in Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Shares	$20	$106

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

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TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SHARES

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

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TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SHARES

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, will provide some indication of the risks of investing in the Portfolio.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Shares of the Portfolio through an account directly with Northern Institutional Funds (the “Trust”) generally with a minimum initial investment of $5 million in one or more of the Trust’s portfolios. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Portfolio Shares.

You may also purchase Shares of the Portfolio through your institutional account at Northern Trust (or an affiliate) or an authorized intermediary.

On any business day, you may sell (redeem) or exchange Portfolio shares through your institutional account by contacting your Northern Trust account representative or authorized intermediary. If you purchase Portfolio shares directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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TREASURY INSTRUMENTS PORTFOLIO

FUND SUMMARY

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

INVESTMENT OBJECTIVE

The Portfolio seeks to maximize current income to the extent consistent with the preservation of capital and maintenance of liquidity by investing its net assets, under normal conditions, exclusively in U.S. Treasury securities.

FEES AND EXPENSES OF THE PORTFOLIO

This table describes the fees and expenses that you may pay if you buy and hold Service Shares and Premier Shares of the Portfolio.

Shareholder Fees (fees paid directly from your investment)
None

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
	Service Shares	Premier Shares
Management Fees	0.18%	0.18%
Other Expenses(1)	0.46%	0.71%
Transfer Agent Fees	0.02%	0.02%
Service Fees	0.25%	0.50%
Other Operating Expenses	0.19%	0.19%
Total Annual Portfolio Operating Expenses	0.64%	0.89%
Expense Reimbursement(2)	(0.19)%	(0.19)%
Total Annual Portfolio Operating Expenses After Expense Reimbursement	0.45%	0.70%

(1)	“Other Expenses” are based on estimated amounts for the current fiscal year.

(2)

Northern Trust Investments, Inc. has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain excepted expenses, i.e., acquired fund fees and expenses, service fees, the compensation paid to each Independent Trustee of the Trust, expenses of third party consultants engaged by the Board of Trustees, membership dues paid to the Investment Company Institute and Mutual Fund Directors Forum, expenses in connection with the negotiation and renewal of the revolving credit facility, extraordinary expenses and interest) to the extent the “Total Annual Portfolio Operating Expenses” exceed 0.20%. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” may be higher than the contractual limitation as a result of certain Portfolio expenses, including but not limited to service fees, that are not reimbursed. This contractual limitation may not be terminated before April 1, 2019 without the approval of the Board of Trustees

EXAMPLE

The following Example is intended to help you compare the cost of investing in Service Shares and Premier Shares of the Portfolio with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years
Service Shares	$46	$186
Premier Shares	$72	$265

PRINCIPAL INVESTMENT STRATEGIES

The Portfolio seeks to achieve its objective by investing, under normal circumstances, its total assets exclusively in:

∎	Cash; and

∎	Short-term bills, notes and other obligations issued or guaranteed by the U.S. Treasury (“Treasury Obligations”).

The Portfolio, under normal circumstances, will invest at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in Treasury Obligations.

The Portfolio operates as a “government money market fund” under Rule 2a-7 of the Investment Company Act of 1940, as amended. As a “government money market fund” under Rule 2a-7, the Portfolio (1) is permitted to use the amortized cost method of valuation to seek to maintain a stable net asset value (“NAV”) of $1.00 share price, and (2) is not required to impose a liquidity fee and/or a redemption gate on fund redemptions that might apply to other types of money market funds should certain triggering events specified in Rule 2a-7 occur.

The Securities and Exchange Commission (“SEC”) imposes strict requirements on the investment quality, maturity, diversification and liquidity of the Portfolio’s investments. Accordingly, the Portfolio’s investments must have a remaining maturity of no more than 397 days and must be high quality. The Portfolio’s investment adviser may consider, among other things, credit and interest rate risks as well as general market conditions when deciding whether to buy or sell investments for the Portfolio.

PRINCIPAL RISKS

STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities

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TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share.

INTEREST RATE RISK is the risk that during periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. If interest rates rise, the Portfolio’s yield may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Fluctuations in interest rates may also affect the liquidity of fixed income securities and instruments held by the Portfolio.

INCOME RISK is the risk that falling interest rates will cause the Portfolio’s income to decline. Income risk is generally higher for short-term debt securities.

MANAGEMENT RISK is the risk that a strategy used by the Portfolio’s investment adviser may fail to produce the intended results or that imperfections, errors or limitations in the tools and data used by the investment adviser may cause unintended results.

CREDIT (OR DEFAULT) RISK is the risk that the inability or unwillingness of an issuer or guarantor of a fixed-income security, or a counterparty to a transaction, to meet its payment or other financial obligations will adversely affect the value of the Portfolio’s investments and its yield. Changes in the credit rating of a debt security held by the Portfolio could have a similar effect.

LARGE SHAREHOLDER TRANSACTIONS RISK is the risk that the Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times it would not otherwise do so, which may negatively impact its liquidity. In addition, large redemptions could lead to an increase in the Portfolio’s expense ratio due to a smaller asset base. Large Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. Portfolio share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

CYBERSECURITY RISK is the risk of an unauthorized breach and access to fund assets, customer data (including private shareholder information), or proprietary information, or the risk of an incident occurring that causes the Portfolio, the investment adviser, custodian, transfer agent, distributor and other service providers and financial intermediaries to suffer data breaches, data corruption or lose operational functionality. Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its service providers may adversely impact the Portfolio or its shareholders.

MARKET RISK is the risk that general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment could cause the value of your investment in the Portfolio, or its yield, to decline.

MARKET EVENTS RISK relates to the increased volatility, depressed valuations, decreased liquidity and heightened uncertainty in the financial markets during the past several years. These conditions may continue, recur, worsen or spread. The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The U.S. government and the Federal Reserve have reduced their market support activities and recently have begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests. Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) may also continue to contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

You could lose money by investing in the Portfolio. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, the Portfolio cannot guarantee it will do so. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation, any other government agency, or The Northern

NORTHERN INSTITUTIONAL FUNDS	7	TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO

TREASURY INSTRUMENTS PORTFOLIO—SERVICE SHARES AND PREMIER SHARES

Trust Company, its affiliates, subsidiaries or any other bank. The Portfolio’s sponsor has no legal obligation to provide financial support to the Portfolio, and you should not expect that the sponsor will provide financial support to the Portfolio at any time.

PORTFOLIO PERFORMANCE

The Portfolio is new and does not yet have a full calendar year of performance. After the Portfolio has been in operation for a full calendar year, total return information will be presented. Updated performance information, which is accessible on the Portfolio’s web site at northerntrust.com/institutional or by calling 800-637-1380, will provide some indication of the risks of investing in the Portfolio.

MANAGEMENT

INVESTMENT ADVISER. Northern Trust Investments, Inc., a subsidiary of Northern Trust Corporation, serves as the investment adviser of the Portfolio. The Northern Trust Company, an affiliate of Northern Trust Investments, Inc., serves as transfer agent, custodian and sub-administrator to the Portfolio.

PURCHASE AND SALE OF PORTFOLIO SHARES

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment. Premier Shares of the Portfolio are not currently offered.

On any business day, you may sell (redeem) or exchange Service Shares of the Portfolio through your institutional account by contacting your authorized intermediary. If you purchase Service Shares of the Portfolio directly from the Trust, you may sell (redeem) or exchange your shares in one of the following ways:

∎	By Mail – Send a written request to: Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986.

∎	By Telephone – Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

By Wire – Authorize wire redemptions on your New Account Application and have proceeds sent by federal wire transfer to a previously designated bank account (the minimum redemption amount by this method is $10,000).

TAX INFORMATION

The Portfolio’s distributions are generally taxable to you as ordinary income, capital gains, or a combination of the two, unless you are investing through a tax-exempt or tax-deferred arrangement, such as a 401(k) plan or an individual retirement account. Distributions may be taxable upon withdrawal from tax-deferred accounts.

PAYMENTS TO BROKERS-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase the Portfolio through a broker-dealer or other financial intermediary (such as a bank), the Portfolio and its related companies may pay the intermediary for the sale of Portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

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TREASURY INSTRUMENTS PORTFOLIO

INVESTMENT ADVISER

This Prospectus describes one money market portfolio (the “Portfolio”) which is currently offered by Northern Institutional Funds (the “Trust”).

Northern Trust Investments, Inc. (“NTI” or the “Investment Adviser”), a subsidiary of Northern Trust Corporation, serves as the Investment Adviser of the Portfolio. NTI is located at 50 South LaSalle Street, Chicago, Illinois 60603.

NTI is an Illinois State Banking Corporation and an investment adviser registered under the Investment Advisers Act of 1940, as amended. It primarily manages assets for institutional and individual separately managed accounts, investment companies and bank common and collective funds. Northern Trust Corporation is regulated by the Board of Governors of the Federal Reserve System as a financial holding company under the U.S. Bank Holding Company Act of 1956, as amended.

As of June 30, 2017, Northern Trust Corporation, through its affiliates, had assets under custody of $7.38 trillion, and assets under investment management of $1.03 trillion.

Under the Management Agreement with the Trust, the Investment Adviser, subject to the general supervision of the Trust’s Board of Trustees, is responsible for making investment decisions for the Portfolio and for placing purchase and sale orders for portfolio securities, as well as for providing administration services to the Portfolio.

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TREASURY INSTRUMENTS PORTFOLIO

MANAGEMENT FEES

As compensation for advisory services and administration services and the assumption of related expenses, NTI is entitled to a management fee, computed daily and payable monthly, at the annual rate of 0.18% of the Portfolio’s average daily net assets.

NTI has contractually agreed to reimburse a portion of the operating expenses of the Portfolio (other than certain fees and expenses shown in the table under the caption “Fees and Expenses of the Portfolio” in the Portfolio’s Portfolio Summaries) so that “Total Annual Portfolio Operating Expenses After Expense Reimbursement” do not exceed the amount shown in the table under the caption “Fees and Expenses of the Portfolio” in the Portfolio’s Portfolio Summaries. The “Total Annual Portfolio Operating Expenses After Expense Reimbursement” for the Portfolio may be higher than the contractual limitation for the Portfolio as a result of certain excepted expenses that are not reimbursed. The contractual expense reimbursement arrangement is expected to continue until at least April 1, 2019. The expense reimbursement arrangement will continue automatically thereafter for periods of one year (each such one-year period, a “Renewal Year”). The arrangement may be terminated, as to any succeeding Renewal Year, by NTI or the Portfolio upon 60 days’ written notice prior to the end of the current Renewal Year. The Board of Trustees may terminate the arrangement at any time with respect to the Portfolio if it determines that it is in the best interest of the Portfolio and its shareholders.

NTI may reimburse additional expenses or waive all or a portion of the management fees of the Portfolio from time to time, including to avoid a negative yield. Any such additional expense reimbursement or fee waiver would be voluntary and could be implemented, increased or decreased, or discontinued at any time. There is no guarantee that the Portfolio will be able to avoid a negative yield.

A discussion regarding the Board of Trustees’ basis for its most recent approval of the Portfolio’s Management Agreement will be available in the Portfolio’s first annual or semi-annual report to shareholders following commencement of operations.

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TREASURY INSTRUMENTS PORTFOLIO

OTHER PORTFOLIO SERVICES

The Northern Trust Company (“TNTC,” together with NTI, referred to as “Northern Trust”) serves as Transfer Agent and Custodian for the Portfolio. The Transfer Agent performs various shareholder servicing functions, and any shareholder inquiries should be directed to it. TNTC also performs certain administrative services for the Portfolio pursuant to a sub-administration agreement with NTI. NTI pays TNTC for its sub-administration services out of its management fees, which do not represent additional expenses to the Portfolio.

TNTC, as Transfer Agent, is entitled to transfer agent fees at an annual rate of 0.015% of the average daily net assets of the Portfolio. TNTC, as Custodian, receives an amount based on a pre-determined schedule of charges approved by the Trust’s Board of Trustees. TNTC, NTI and other Northern Trust affiliates may provide other services to the Portfolio and receive compensation for such services if consistent with the Investment Company Act of 1940, as amended (the “1940 Act”) and the rules, exemptive orders and no-action letters issued by the SEC thereunder. Unless required, investors in the Portfolio may or may not receive specific notice of such additional services and fees.

Shares of the Trust are distributed by Northern Funds Distributors, LLC (“NFD”), Three Canal Plaza, Suite 100, Portland, Maine, 04101. NFD is not affiliated with TNTC, NTI or any other Northern Trust affiliate.

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TREASURY INSTRUMENTS PORTFOLIO

PURCHASING AND SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THE TRUST OFFERS ONE MONEY MARKET PORTFOLIO TO INSTITUTIONAL INVESTORS IN THIS PROSPECTUS.

The descriptions in the Portfolio Summaries may help you decide whether the Portfolio fits your investment needs. Keep in mind, however, that no guarantee can be made that the Portfolio will meet its investment objective and the Portfolio should not be relied upon as a complete investment program.

INVESTORS

Institutional investors (“Institutions”), acting on their own behalf or on behalf of customers and other beneficial owners (“Customers”), may invest in the Shares class of the Portfolio.

Institutions, acting on their own behalf or on behalf of Customers and entering into servicing agreements with the Trust (“Servicing Agreements”), may invest in the Service Shares class and Premier Shares class of the Portfolio.

Institutions are:

∎

Authorized third party financial intermediaries (including retirement plans and plan sponsors, banks, trust companies, brokers, investment advisers and other money managers), acting on their own behalf or on behalf of Customers; and

∎

Clients of Northern Trust Corporate and Institutional Services, Northern Trust Foundation and Institutional Advisors and Northern Trust Global Family Office who are corporations, partnerships, business trusts and other institutions and organizations, and clients of Northern Trust Wealth Management having at least $500 million in total assets at Northern Trust.

SHARE CLASSES

The Portfolio is authorized to offer three classes of shares: Shares, Service Shares and Premier Shares. Premier Shares of the Portfolio are not currently offered to investors.

∎	Shares do not provide for payments by the Portfolio to Institutions for administrative support or shareholder liaison services.

∎	Service Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support services to Customers.

∎

Premier Shares are designed for certain Institutions that agree with the Portfolio to provide (or arrange for the provision of) administrative support and shareholder liaison services to Customers. Premier Shares of the Portfolio are not currently offered to investors.

Shares of each class bear their pro rata portion of all operating expenses paid by the Portfolio, except service fee amounts payable under the Service Plan that has been adopted for the Portfolio’s Service Shares and Premier Shares. The Service Plan provides for payments at an annual rate of up to 0.25% of the average daily net asset value (“NAV”) of Service Shares of the Portfolio and 0.50% of the average daily NAV of Premier Shares.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolio’s Service Shares service fee payments, but such payments can be reinstated in the future upon approval by the Board of Trustees.

Please note that the fee and expense information shown under “Fees and Expenses of the Portfolio” in the Portfolio Summaries beginning on page 3 does not reflect any charges that may be imposed by TNTC, its affiliates, financial intermediaries and other institutions on their Customers (as defined above). (For more information, please see “Account Policies and Other Information—Financial Intermediaries” beginning on page 18.)

The Portfolio does not intend to avail itself of the ability to impose liquidity fees and/or redemption gates. However, the Board of Trustees reserves the right, with notice to shareholders, to change this policy with respect to the Portfolio, thereby permitting the Portfolio to impose such fees and gates in the future.

PURCHASING SHARES, SERVICE SHARES AND PREMIER SHARES

Institutions who do not have accounts with Northern Trust may open an account directly with the Trust generally with a minimum initial investment of $5 million in the Portfolio and/or one or more of the investment portfolios of the Trust. There is no minimum for subsequent investments. The Trust reserves the right to waive the minimum investment requirement in connection with the purchase of Shares of the Portfolio. There is no minimum initial investment for Institutions who purchase Shares of the Portfolio through an account at Northern Trust (or an affiliate) or an authorized third party financial intermediary.

You may purchase Service Shares of the Portfolio through an authorized intermediary generally with no minimum initial investment.

Premier Shares for the Portfolio are not currently offered.

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OPENING AN ACCOUNT

THROUGH AN INSTITUTIONAL ACCOUNT. If you are opening an institutional account at Northern Trust, a Northern Trust representative can assist you with all phases of your investment.

To purchase Shares, Service Shares or Premier Shares through your account, contact your Northern Trust representative for further information.

THROUGH AN AUTHORIZED INTERMEDIARY. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase orders from their Customers on behalf of the Portfolio. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 18 for additional information regarding purchases of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY FROM THE TRUST. An Institution may open a shareholder account and purchase Shares, Service Shares and Premier Shares directly from the Trust as described above under “Purchasing Shares, Service Shares and Premier Shares.”

For your convenience, there are a number of ways to invest directly in the Portfolio:

BY MAIL

∎	Read this Prospectus carefully.

∎	Complete and sign the New Account Application.

∎	Include acceptable evidence of authority (if applicable).

∎	Enclose a check or Federal Reserve draft payable to Northern Institutional Funds.

∎	Mail your check, acceptable evidence of authority (if applicable) and completed New Account Application to:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

∎	Additional documentation may be required to fulfill the requirements of the “Customer Identification Program” described on page 18.

All checks must be payable in U.S. dollars and drawn on a bank located in the United States. Cash and third party checks are not acceptable.

∎	For overnight delivery, use the following address:

Northern Institutional Funds

801 South Canal Street

Chicago, Illinois 60607

BY TELEPHONE

∎	Read this Prospectus carefully.

∎	Call the Northern Institutional Funds Center at 800-637-1380.

TO OPEN A NEW ACCOUNT PLEASE PROVIDE:

∎	The name of the Portfolio in which you would like to invest

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be invested

∎	The method of payment

TO ADD TO AN EXISTING ACCOUNT, PLEASE PROVIDE:

∎	The Institution’s name

∎	Your account number

BY WIRE OR AUTOMATED CLEARING HOUSE (“ACH”) TRANSFER

TO OPEN A NEW ACCOUNT:

∎	For more information or instructions regarding the purchase of Shares, Service Shares or Premier Shares, call the Northern Institutional Funds Center at 800-637-1380.

TO ADD TO AN EXISTING ACCOUNT:

∎	Have your bank wire federal funds or effect an ACH transfer to:

The Northern Trust Company

Chicago, Illinois

ABA Routing No. 0710-00152

(Reference 10-Digit Portfolio account number, with no spaces (e.g., ##########))

(Reference Shareholder’s Name)

SELLING SHARES, SERVICE SHARES AND PREMIER SHARES

THROUGH AN INSTITUTIONAL ACCOUNT. Institutions may sell (redeem) Shares, Service Shares and Premier Shares through their institutional account by contacting their Northern Trust account representative.

THROUGH AN AUTHORIZED INTERMEDIARY. Institutions that purchase Shares, Service Shares and Premier Shares from an authorized intermediary may sell (redeem) their Shares, Service Shares and Premier Shares by contacting their financial intermediary. See “Account Policies and Other Information—Financial Intermediaries” beginning on page 18 for additional

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information regarding sales (redemptions) of Shares, Service Shares and Premier Shares through authorized intermediaries.

DIRECTLY THROUGH THE TRUST. Institutions that purchase Shares, Service Shares and Premier Shares directly from the Trust may redeem their Shares, Service Shares or Premier Shares through the Transfer Agent in one of the following ways:

BY MAIL

SEND A WRITTEN REQUEST TO:

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

THE LETTER OF INSTRUCTION MUST INCLUDE:

∎	The signature of a duly authorized person (A signature guarantee from an institution participating in the Stock Transfer Agency Medallion Program (“STAMP”) also may be required.)

∎	Your account number

∎	The name of the Portfolio

∎	The number of Shares, Service Shares or Premier Shares and the dollar amount to be redeemed

BY TELEPHONE

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎

During periods of unusual economic or market activity, telephone redemptions may be difficult to implement. In such event, shareholders should follow the procedures outlined above under “Selling Shares, Service Shares and Premier Shares—By Mail.”

BY WIRE

If you authorize wire redemptions on your New Account Application, you can redeem shares and have the proceeds sent by federal wire transfer to a previously designated bank account.

∎	Call the Northern Institutional Funds Center at 800-637-1380 for instructions.

∎	The minimum amount that may be redeemed by this method is $10,000.

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ACCOUNT POLICIES AND OTHER INFORMATION

PURCHASE AND REDEMPTION MINIMUMS. There is generally a minimum initial investment of $5 million in one or more of the investment portfolios of the Trust when purchasing shares directly with the Trust. This minimum does not apply, however, to Portfolio shares purchased through a Northern Trust cash sweep program or Service Shares or Premier Shares purchased through a Northern Trust account or an authorized intermediary. There is no minimum for subsequent investments. A $10,000 minimum applies for redemptions by wire. The Trust reserves the right to waive purchase and redemption minimums and to determine the manner in which a minimum is satisfied.

CALCULATING SHARE PRICE. The Trust issues Shares, Service Shares and Premier Shares and redeems Shares, Service Shares and Premier Shares at NAV. The NAV for each class of shares of the Portfolio is calculated by dividing the value of the Portfolio’s net assets attributed to that class by the number of the Portfolio’s outstanding shares of the class. For each class of shares of the Portfolio the NAV is calculated on each Business Day as of 12:00 p.m.(noon) Central time. Portfolio shares may be priced on days when the New York Stock Exchange (the “Exchange”) is closed if the Securities Industry and Financial Markets Association (“SIFMA”) recommends that the bond markets remain open for all or part of the day. The NAV used in determining the price of your shares is the one calculated after your purchase, exchange or redemption order is received in good order as described on page 18.

The Portfolio seeks to maintain a stable NAV of $1.00 per share by valuing the obligations held by it at amortized cost in accordance with SEC regulations. Amortized cost will normally approximate fair value.

TIMING OF PURCHASE REQUESTS. Purchase requests received in good order and accepted by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time with respect to the Portfolio will be executed the day they are received by either the Transfer Agent or other authorized intermediary, at that day’s closing share price for the Portfolio, provided that one of the following occurs:

∎	The Transfer Agent receives the payment in federal or other immediately available funds on the same Business Day by 12:00 p.m.(noon) Central time;

∎

The requests are placed by a financial or authorized intermediary that has entered into a Servicing Agreement with the Trust and payment in federal or other immediately available funds is received by the Transfer Agent by the close of the same Business Day in accordance with the terms of the Trust’s agreement with the intermediary; or

∎	Payment in federal or other immediately available funds is received by the close of the same Business Day in an institutional account maintained with Northern Trust or an affiliate.

Purchase requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadlines described above on a Business Day will be executed on the next Business Day, at that day’s closing share price for the Portfolio provided that payment is made as noted above.

IN-KIND PURCHASES AND REDEMPTIONS. The Trust reserves the right to accept payment for Shares, Service Shares and Premier Shares in the form of securities that are permissible investments for the Portfolio. The Trust also reserves the right to pay redemptions by a distribution “in-kind” of securities (instead of cash) from the Portfolio. See the SAI for further information about the terms of these purchases and redemptions.

MISCELLANEOUS PURCHASE INFORMATION.

∎	Institutions are responsible for transmitting purchase orders and delivering required funds on a timely basis.

∎

Institutions are responsible for all losses and expenses of the Portfolio, and purchase orders may be cancelled, in the event of any failure to make payment according to the procedures outlined in this Prospectus. In addition, a $20 charge will be imposed if a check does not clear.

∎	Exchanges into the Portfolio from another investment portfolio in the Trust may be subject to any redemption fee imposed by the other investment portfolio.

∎

Shares, Service Shares and Premier Shares of the Portfolio are entitled to the dividends declared by the Portfolio beginning on the Business Day the purchase order is executed, provided payment in federal or other immediately available funds is received by the Transfer Agent by the time designated in “Timing of Purchase Requests” on page 15.

∎

The Trust and NFD each reserves the right, in its sole discretion to suspend the offering of shares of the Portfolio or to reject any purchase order, in whole or in part, when, in the judgment of management, such suspension or rejection is in the best interests of the Portfolio. The Trust also reserves the right to change or discontinue any of its purchase procedures.

∎	In certain circumstances, the Trust may advance the time by which purchase orders must be received. See “Early Closings” on page 18.

∎	If the Transfer Agent cannot locate an investor for a period of time specified by appropriate state law, the investor’s account may be deemed legally abandoned and then escheated

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(transferred) to such state’s unclaimed property administrator in accordance with statutory requirements.

TIMING OF REDEMPTION AND EXCHANGE REQUESTS. Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on any Business Day by 12:00 p.m. (noon) Central time will be executed on the same day at that day’s closing share price for the Portfolio.

Redemption and exchange requests received in good order by the Transfer Agent or other authorized intermediary on a non-Business Day or after the deadline described above on a Business Day will be executed the next Business Day at that day’s closing share price for the Portfolio.

PAYMENT OF REDEMPTION PROCEEDS. If your account is held directly with the Portfolio, it is expected that the Portfolio will typically pay out redemption proceeds to shareholders by the next Business Day following receipt of a redemption request.

If your account is held through an intermediary, the length of time to pay redemption proceeds typically depends, in part, on the terms of the agreement in place between the intermediary and the Portfolio. For redemption proceeds that are paid either directly to you from the Portfolio or to your intermediary for transmittal to you, it is expected that payments will typically be made by wire, by ACH or by issuing a check on the next Business Day following receipt of a redemption request in good order from the intermediary by the Portfolio. Redemption requests that are processed through investment professionals that utilize the National Securities Clearing Corporation will generally settle one to three Business Days following receipt of a redemption request in good order.

However, if you have recently purchased Shares, Service Shares or Premier Shares with a check or through an electronic transaction, payment may be delayed as discussed below under “Miscellaneous Redemption Information.”

It is expected that payment of redemption proceeds will normally be made from uninvested cash or short-term investments, proceeds from the sale of portfolio securities, or borrowing through the Trust’s committed, unsecured credit facility (see “Credit Facility and Borrowing,” on page 24). It is possible that stressed market conditions or large shareholder redemptions may result in the need for utilization of the Portfolio’s ability to redeem in-kind in order to meet shareholder redemption requests. The Portfolio reserves the right to pay all or part of your redemption proceeds in readily marketable securities instead of cash (redemption in-kind). Redemption in-kind proceeds will typically be made by delivering the selected securities to the redeeming shareholder within seven days after the receipt of the redemption request in good order by the Portfolio.

MISCELLANEOUS REDEMPTION INFORMATION. All redemption proceeds will be sent by check unless the Transfer Agent is directed otherwise. Redemption proceeds also may be wired. Redemptions are subject to the following restrictions:

∎

The Trust reserves the right to defer crediting, sending or wiring redemption proceeds for up to 7 days (or such longer period permitted by the SEC) after receiving the redemption order if, in its judgment, an earlier payment could adversely affect the Portfolio. The processing of redemptions may be suspended, and the delivery of redemption proceeds may be delayed beyond seven days, depending on the circumstances, for any period: (i) during which the NYSE is closed (other than on holidays or weekends), or during which trading on the NYSE is restricted; (ii) when an emergency exists that makes the disposal of securities owned by the Portfolio or the determination of the fair value of the Portfolio’s net assets not reasonably practicable; or (iii) as permitted by order of the SEC for the protection of Portfolio shareholders.

∎

If you are redeeming recently purchased Shares, Service Shares or Premier Shares by check or electronic transaction, your redemption request may not be paid until your check or electronic transaction has cleared. This may delay your payment for up to 10 days.

∎	Institutions are responsible for transmitting redemption orders and crediting their Customers’ accounts with redemption proceeds on a timely basis.

∎	Redemption requests made to the Transfer Agent by mail must be signed by a person authorized by acceptable documentation on file with the Transfer Agent.

∎	Dividends on Shares, Service Shares and Premier Shares are earned through and including the day prior to the day on which they are redeemed.

∎

Subject to applicable law, the Trust and the Transfer Agent reserve the right to redeem shares held by any shareholder who provides incorrect or incomplete account information or when such involuntary redemptions are necessary to avoid adverse consequences to the Trust and its shareholders or the Transfer Agent.

∎

Subject to applicable law, the Trust, Northern Trust and their agents reserve the right to involuntarily redeem or suspend an account at the Portfolio’s then current NAV, in cases of disruptive conduct, suspected fraudulent or illegal activity, inability to verify the identity of an investor, or other circumstances determined by the Trust and Northern Trust to be in the best interest of the Trust and its shareholders.

∎	The Trust, Northern Trust and their agents reserve the right, without notice, to freeze any account and/or suspend account services when: (i) notice has been received of a dispute

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regarding the assets in an account, or a legal claim against an account; (ii) upon initial notification to Northern Trust of a shareholder’s death until Northern Trust receives required documentation in correct form; or (iii) if there is reason to believe a fraudulent transaction may occur or has occurred.

∎	The Trust may require any information from the shareholder reasonably necessary to ensure that a redemption request has been duly authorized.

∎	The Trust reserves the right to change or discontinue any of its redemption procedures.

∎

The Trust does not permit redemption proceeds to be sent by outgoing International ACH Transaction (“IAT”). An IAT is a payment transaction involving a financial institution’s office located outside U.S. territorial jurisdiction.

∎	In certain circumstances, the Trust may advance the time by which redemption and exchange orders must be received. See “Early Closings” on page 18.

EXCHANGE PRIVILEGES. Institutions and their Customers (to the extent permitted by their account agreements) may exchange shares of the Portfolio for the same class of shares of another investment portfolio of the Trust only if the registration of both accounts is identical. Both accounts must have the same owner’s name and title, if applicable. A $1,000 minimum applies to exchanges. An exchange is a redemption of shares of the Portfolio and the purchase of the same class of shares of another investment portfolio in the Trust. If the shares redeemed are held in a taxable account, an exchange is considered a taxable event and may result in a gain or loss. The Trust reserves the right to waive or modify minimum investment requirements in connection with exchanges.

The Trust reserves the right to change or discontinue the exchange privilege at any time upon 60 days’ written notice to shareholders and to reject any exchange request. Exchanges are only available in states where an exchange can legally be made. Before making an exchange, you should read the Prospectus for the shares you are acquiring.

EXCESSIVE TRADING IN PORTFOLIO SHARES. The Board of Trustees of the Trust has not adopted, on behalf of the Portfolio, policies and procedures with respect to frequent purchases and redemptions of Portfolio shares in light of the nature and high quality of the Portfolio’s investments. The Portfolio reserves the right to refuse a purchase order if management of the Portfolio determines that the purchase may not be in the best interests of the Portfolio.

TELEPHONE TRANSACTIONS. All calls may be recorded or monitored. The Transfer Agent has adopted procedures in an effort to establish reasonable safeguards against fraudulent telephone transactions. If reasonable measures are taken to verify that telephone instructions are genuine, the Trust and its service providers will not be responsible for any loss resulting from fraudulent or unauthorized instructions received over the telephone. In these circumstances, shareholders will bear the risk of loss. During periods of unusual market activity, you may have trouble placing a request by telephone. In this event, consider sending your request in writing.

The proceeds of redemption orders received by telephone will be sent by check, wire or transfer according to proper instructions. All checks will be made payable to the shareholder of record and mailed only to the shareholder’s address of record.

The Trust reserves the right to refuse a telephone redemption, subject to applicable law.

ADVANCE NOTIFICATION OF LARGE TRANSACTIONS. The Trust requests that an Institution give advance notice to the Transfer Agent by 11:00 a.m. Central time if it intends to place a purchase or redemption order of $5 million or more on a Business Day.

MAKING CHANGES TO YOUR ACCOUNT INFORMATION. You may make changes to wiring instructions only in writing. You may make changes to an address of record or certain other account information in writing or by telephone. Written instructions must be accompanied by acceptable evidence of authority (if applicable). A signature guarantee also may be required from an institution participating in STAMP. Additional requirements may be imposed. In accordance with SEC regulations, the Trust and Transfer Agent may charge a shareholder reasonable costs in locating a shareholder’s current address.

SIGNATURE GUARANTEES. If a signature guarantee is required, it must be from an institution participating in STAMP, or other acceptable evidence of authority (if applicable) must be provided. Additional requirements may be imposed by the Trust. In addition to the situations described in this Prospectus, the Trust may require signature guarantees in other circumstances based on the amount of a redemption request or other factors.

BUSINESS DAY. A “Business Day” is each Monday through Friday that the Federal Reserve Bank of New York (the “New York Fed”) is open for business, except as noted below. The New York Fed is closed on the following national holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Memorial Day, Independence Day, Labor Day, Columbus Day, Veterans Day, Thanksgiving Day and Christmas Day. The Portfolio may also close on days when the New York Fed is open but the Exchange is closed, such as Good Friday.

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GOOD ORDER. A purchase, redemption or exchange request is considered to be “in good order” when all necessary information is provided and all required documents are properly completed, signed and delivered, including acceptable evidence of authority (if applicable). Additionally, a purchase order initiating the opening of an account will not be considered to be “in good order” unless the investor has provided all information required by the Trust’s “Customer Identification Program” described below.

CUSTOMER IDENTIFICATION PROGRAM. Federal law requires the Trust to obtain, verify and record identifying information, which may include the name, business street address, taxpayer identification number or other identifying information for each investor who opens or reopens an account with the Trust. Applications without this information, or without an indication that a taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or the Trust’s customer identification program, the Trust reserves the right to: (a) place limits on account transactions until an investor’s identity is verified; (b) refuse an investment in the Trust; or (c) involuntarily redeem an investor’s shares and close an account in the event that an investor’s identity is not verified. The Trust and its agents will not be responsible for any loss in an investor’s account resulting from an investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity is not verified.

EARLY CLOSINGS. The Portfolio reserves the right to advance the time for accepting purchase, redemption or exchange orders for same Business Day credit when the Exchange and/or the bond market close early, trading on the Exchange is restricted, an emergency arises or as otherwise permitted by the SEC. In addition, on any Business Day when SIFMA recommends that the bond markets close early, the Portfolio reserves the right to close at or prior to the SIFMA recommended closing time. If the Portfolio does so, it will cease granting same Business Day credit for purchase and redemption orders received at the Portfolio’s closing time and credit will be given on the next Business Day. In addition, the Board of Trustees of the Trust also may, for any Business Day, decide to change the time as of which the Portfolio’s NAV is calculated in response to new developments such as altered trading hours, or as otherwise permitted by the SEC.

EMERGENCY OR UNUSUAL EVENTS. In the event the Exchange does not open for business because of an emergency or unusual event, the Trust may, but is not required to, open the Portfolio for purchase, redemption and exchange transactions if the Federal Reserve wire payment system is open. To learn whether the Portfolio is open for business during an emergency situation or unusual event, please call 800-637-1380 or visit northerntrust.com/institutional.

FINANCIAL INTERMEDIARIES. The Trust may authorize certain Institutions acting as financial intermediaries (including banks, trust companies, brokers and investment advisers) to accept purchase, redemption and exchange orders from their Customers on behalf of the Portfolio. These authorized intermediaries also may designate other intermediaries to accept such orders, if approved by the Trust. The Portfolio will be deemed to have received an order when the order is accepted by the authorized intermediary, and the order will be priced at the Portfolio’s per share NAV next determined, provided that the authorized intermediary forwards the order (and payment for any purchase order) to the Transfer Agent on behalf of the Trust within agreed-upon time periods. If the order (or payment for any purchase order) is not received by the Transfer Agent within such time periods, the authorized intermediary may be liable for fees and losses and the transaction may be cancelled.

Certain financial intermediaries, including affiliates of Northern Trust, may perform (or arrange to have performed) various administrative support services for Customers who are the beneficial owners of either Service Shares or Premier Shares through Servicing Agreements with the Trust (“Service Organizations”). In addition, Service Organizations perform (or arrange to have performed) personal and account maintenance services under their Servicing Agreements for Premier Shares. These Servicing Agreements are permitted under the Trust’s Service Plan (“Service Plan”).

For both Service Shares and Premier Shares, administrative support services may include:

∎	acting, directly or through another, as a shareholder of record;

∎	establishing and maintaining individual accounts and records;

∎	processing purchase, redemption and exchange orders; and

∎	placing net purchase and redemption orders with the Trust’s Transfer Agent.

Service Organizations will receive fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily NAV of the Service Shares and Premier Shares of the beneficially owned by their Customers.

The Board of Trustees of Northern Institutional Funds has approved the suspension of the Portfolio’s Service Share service fee payments, but such payments could be reinstated in the future upon approval by the Board of Trustees.

Personal and account maintenance services provided under the Service Plan for Premier Shares may include:

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∎	providing information to investors regarding the Portfolio or relating to the status of their accounts; and

∎	acting as liaison between investors and the Trust.

Service Organizations will receive additional fees from the Portfolio for these services at an annual rate of up to 0.25% of the average daily NAV of the Premier Shares beneficially owned by their Customer.

All fees payable under the Service Plan are borne solely by the classes of shares to which the services are provided and not by the Portfolio’s other classes of shares. Because these fees are paid out of the Portfolio’s assets on an on-going basis, they will increase the cost of an investment in the Portfolio.

The Portfolio’s arrangements with Service Organizations under the agreements are governed by a Service Plan, which has been adopted by the Board of Trustees.

In addition, Northern Trust may enter into agreements with financial intermediaries through which Customers own shares of the Shares class of the Portfolio, pursuant to which Northern Trust pays these financial intermediaries for providing certain shareholder services. For the Shares class only, the payments made by Northern Trust to financial intermediaries will be paid by Northern Trust and will not represent an additional expense to the Portfolio or its shareholders.

Northern Trust also may provide compensation to certain dealers and Service Organizations, for marketing and distribution in connection with the Northern Institutional Funds. Northern Trust may also sponsor informational meetings, seminars and other similar programs designed to market the Northern Institutional Funds. The amount of such compensation and payments may be made on a one-time and/or periodic basis, and may represent all or a portion of the annual fees earned by the Investment Adviser (after adjustments). The additional compensation and payments will be paid by Northern Trust or its affiliates and will not represent an additional expense to the Trust or its shareholders. Such payments may provide incentives for financial intermediaries to make shares of the Portfolio available to their Customers, and may allow the Portfolio greater access to such parties and their Customers than would be the case if no payments were paid.

Customers purchasing Shares, Service Shares or Premier Shares of the Portfolio through a financial intermediary should read their account agreements with the financial intermediary carefully. A financial intermediary’s requirements may differ from those listed in this Prospectus. A financial intermediary also may impose account charges, such as asset allocation fees, account maintenance fees, and other charges that will reduce the net return on an investment in the Portfolio. If a Customer has agreed with a particular financial intermediary to maintain a minimum balance and the balance falls below this minimum, the Customer may be required to redeem all or a portion of the Customer’s investment in a Portfolio.

Conflict of interest restrictions may apply to the receipt of compensation by a Service Organization or other financial intermediary in connection with the investment of fiduciary funds in Shares, Service Shares or Premier Shares of the Portfolio.

Institutions, including banks regulated by the Comptroller of the Currency, Federal Reserve Board and state banking commissions, and investment advisers and other money managers subject to the jurisdiction of the SEC, the Department of Labor or state securities commissions, are urged to consult their legal counsel.

State securities laws regarding the registration of dealers may differ from federal law. As a result, Service Organizations and other financial intermediaries investing in the Portfolio on behalf of their Customers may be required to register as dealers.

PORTFOLIO HOLDINGS. The Trust, or its duly authorized service providers, may publicly disclose holdings of all Northern Institutional Funds in accordance with regulatory requirements, such as periodic portfolio disclosure in filings with the SEC.

The Trust publishes on its website at northerntrust.com/institutional, no later than the fifth business day of each month and for a period of not less than six months, a complete schedule of the Portfolio’s holdings and certain other information regarding portfolio holdings of the Portfolio as of the last business day of the prior month. Certain portfolio information concerning the Portfolio will be provided in monthly holdings reports to the SEC on Form N-MFP2. Form N-MFP2 will be made available to the public on the SEC’s EDGAR database immediately upon filing after the end of the month to which the information pertains, and a link to each of the most recent 12 months of filings on Form N-MFP, Form N-MFP1 and/or Form N-MFP2 will be provided on the Trust’s website. A further description of the Trust’s Policy on Disclosure of Portfolio Holdings is available in the SAI.

SHAREHOLDER COMMUNICATIONS. Shareholders of record will be provided each year with a semiannual report showing portfolio investments and other information as of May 31 and with an annual report containing audited financial statements as of November 30. If we have received appropriate written consent, we send a single copy of all materials, including, prospectuses, financial reports, proxy statements or information statements to all shareholders who share the same mailing address, even if more than one person in a household holds shares of the Portfolio.

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TREASURY INSTRUMENTS PORTFOLIO

If you do not want your mailings combined with those of other members of your household, you may opt-out at any time by contacting the Northern Institutional Funds Center by telephone at 800-637-1380 or by mail at Northern Institutional Funds, P.O. Box 75986, Chicago, Illinois 60675-5986. You also may send an e-mail to: northern-funds@ntrs.com. The Portfolio will begin sending individual copies to you within 30 days after receipt of your opt-out notice.

The Trust may reproduce this Prospectus in electronic format that may be available on the Internet. If you have received this Prospectus in electronic format you, or your representative, may contact the Transfer Agent for a free paper copy of this Prospectus by writing to the Northern Institutional Funds Center at P.O. Box 75986, Chicago, Illinois 60675-5986, calling 800-637-1380 or by sending an e-mail to: northern-funds@ntrs.com.

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DISTRIBUTIONS AND TAX CONSIDERATIONS

DISTRIBUTIONS

Dividends from net income are declared daily and paid monthly by the Portfolio to its shareholders. Net income includes the interest accrued on the Portfolio’s assets less estimated expenses. The Portfolio’s net realized short-term capital gains, if any, are distributed at least annually. The Portfolio does not expect to realize net long-term capital gains.

Dividends are paid as soon as practicable following the end of each month, except in the case of a total redemption of Shares, Service Shares or Premier Shares in an account that is not subject to a standing order for the purchase of additional shares of the same class. In that event, dividends will be paid promptly along with the redemption proceeds.

All distributions are reinvested automatically (without any sales charge) in additional shares of the same class of the Portfolio, unless you elect to receive distributions in cash by notifying the Transfer Agent in writing. You may make arrangements to credit these distributions to your account with Northern Trust, its affiliates or financial intermediaries.

There are no fees or sales charges on reinvestments.

TAX CONSIDERATIONS

The following is a summary of certain tax considerations that may be relevant to a shareholder in the Portfolio. The discussions of the federal income tax consequences in this Prospectus and the SAI are based on the Internal Revenue Code of 1986, as amended (the “Code”) and the regulations issued under it, and court decisions and administrative interpretations, as in effect on the date of this Prospectus. Future legislative or administrative changes or court decisions may significantly alter the statements included herein, and any such changes or decisions may be retroactive. Except where otherwise indicated, the discussion relates to shareholders who are individual U.S. citizens or residents and is based on current tax law. You should consult your tax professional for further information regarding federal, state, local and/or foreign tax consequences relevant to your specific situation.

DISTRIBUTIONS. The Portfolio intends to qualify as a regulated investment company for federal income tax purposes and to distribute to shareholders substantially all of its net investment income each year. Except as otherwise noted below, you will generally be subject to federal income tax at ordinary rates on the Portfolio’s distributions to you, regardless of whether they are paid in cash or reinvested in Shares, Service Shares or Premier Shares. U.S. individuals with “modified adjusted gross income” exceeding $200,000 ($250,000 if married and filing jointly) and trusts and estates with income above certain thresholds are subject to the Medicare contribution tax on their “net investment income,” which includes non-exempt interest, dividends and capital gains at a rate of 3.8%.

The Portfolio generally will be invested in debt instruments and not in shares of stock on which dividend income will be received. As a result, the Portfolio does not expect to pay dividends that are eligible for the reduced tax rate on corporate dividends or that will qualify for the dividends-received deduction for corporations.

IRAS AND OTHER TAX-QUALIFIED PLANS. One major exception to the preceding tax principles is that distributions on shares held in an IRA (or other tax-qualified plan) will not be currently taxable unless shares are acquired with borrowed funds.

REDEMPTIONS. Redemptions are treated as sales for tax purposes and generally are taxable events for shareholders that are subject to tax. In general, if Portfolio shares are sold, a shareholder will recognize gain or loss equal to the difference between the amount realized on the sale and the shareholder’s adjusted tax basis in the shares. As long as the Portfolio maintains a constant NAV of $1.00 per share, generally no gain or loss should be recognized upon the sale of shares of the Portfolio.

BACKUP WITHHOLDING. The Trust will be required in certain cases to withhold and remit to the U.S. Treasury 28% of the dividends and gross sales proceeds paid to any shareholder (i) who had provided either an incorrect tax identification number or no number at all, (ii) who is subject to backup withholding by the IRS for failure to report the receipt of taxable interest or dividend income properly, or (iii) who has failed to certify to the Trust, when required to do so, that he or she is not subject to backup withholding or that he or she is an “exempt recipient.”

U.S. TAX TREATMENT OF FOREIGN SHAREHOLDERS. Portfolio distributions attributable to Portfolio income such as interest will generally be subject to a 30% withholding tax when paid to foreign shareholders. The withholding tax may, however be reduced (and in some cases eliminated) under an applicable tax treaty between the United States and a shareholder’s country of residence or incorporation, provided that the shareholder furnishes the Portfolio with a properly completed Form W-8BEN or W-8BEN-E, as applicable, to establish entitlement for these treaty benefits. Dividends reported as short-term capital gain dividends or interest-related dividends are not subject to U.S. withholding tax. The exemption may not apply, however, if the recipient’s investment in the Portfolio is connected to a trade or business of the recipient in the United States or if the recipient is present in the United States for 183 days or more in a year and certain other conditions are met.

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However, dividends reported as exempt-interest dividends are generally not subject to U.S. withholding tax. In addition, the Portfolio is required to withhold 30% tax on certain payments to certain foreign entities that do not meet specified information reporting requirements under the Foreign Account Tax Compliance Act.

All foreign investors should consult their own tax professionals regarding the tax consequences in their country of residence of an investment in the Portfolio.

STATE AND LOCAL TAXES. You may also be subject to state and local taxes on income and gain attributable to your ownership of Portfolio shares. State income taxes may not apply, however, to the portions of the Portfolio’s distributions, if any, that are attributable to interest earned by the Portfolio on U.S. government securities. You should consult your tax professional regarding the tax status of distributions in your state and locality.

CONSULT YOUR TAX PROFESSIONAL. Your investment in the Portfolio could have additional tax consequences. You should consult your tax professional for information regarding all tax consequences applicable to your investments in the Portfolio. More tax information relating to the Portfolio is also provided in the SAI. This short summary is not intended as a substitute for careful tax planning.

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SECURITIES, TECHNIQUES AND RISKS

ADDITIONAL INFORMATION ON INVESTMENT OBJECTIVES, PRINCIPAL INVESTMENT STRATEGIES AND RELATED RISKS

All investments carry some degree of risk that will affect the value of the Portfolio, its yield and investment performance and the price of its shares. An investment in the Portfolio is not a deposit of any bank and is not insured or guaranteed by the FDIC, any other government agency or Northern Trust, its affiliates, subsidiaries or any other bank.

The Portfolio seeks to maintain a stable NAV of $1.00 per share. Although the Portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolio.

This section takes a closer look at some of the Portfolio’s principal investment strategies and related risks.

The Portfolio:

∎	Limits its dollar-weighted average portfolio maturity to 60 days or less;

∎

Limits its dollar-weighted average portfolio maturity without regard to maturity shortening provisions applicable to variable and floating rate securities (also known as dollar-weighted average portfolio life) to 120 days or less;

∎	Buys securities with remaining maturities of 397 days or less (except for certain variable and floating rate instruments); and

∎	Invests only in U.S. dollar-denominated securities that represent minimal credit risks.

SEC regulations require the Portfolio to limit its dollar-weighted average portfolio maturity to 60 days or less, and its dollar-weighted average portfolio life to 120 days or less. The Portfolio also is required to comply with SEC requirements with respect to the liquidity of the Portfolio’s investments. Specifically, the Portfolio is required to hold at least 10% of its total assets in “daily liquid assets,” and the Portfolio, is required to hold at least 30% of its total assets in “weekly liquid assets.” For these purposes, daily and weekly liquid assets are calculated as of the end of each business day. Daily liquid assets include: cash; direct obligations of the U.S. government; securities that will mature or are subject to a demand feature that is exercisable and payable within one business day; and amounts receivable and due unconditionally within one business day on pending sales of portfolio securities. Weekly liquid assets include: cash; direct obligations of the U.S. government; certain U.S. government agency discount notes without provision for the payment of interest with remaining maturities of 60 days or less; securities that will mature or are subject to a demand feature that is exercisable and payable within five business days; and amounts receivable and due unconditionally within five business days on pending sales of portfolio securities.

In addition, the Portfolio limits its investments to “Eligible Securities” as defined by the SEC. Eligible Securities include, generally, securities that either (a) have short-term debt ratings at the time of purchase in the two highest rating categories by a Nationally Recognized Statistical Rating Organization (“NRSRO”) or (b) are issued or guaranteed by, or otherwise allow the Portfolio to demand payment from, an issuer with those ratings. Securities that are unrated (including securities of issuers that have long-term but not short-term ratings) may be deemed to be Eligible Securities if they are determined to be of comparable quality by the Investment Adviser under the direction of the Board of Trustees. After its purchase, a portfolio security may be assigned a lower rating or cease to be rated. If this occurs, the Portfolio may continue to hold the issue if the Investment Adviser believes it is in the best interest of the Portfolio and its shareholders. Securities that are in the highest short-term rating category (and comparable unrated securities) are called “First Tier Securities.” Under normal circumstances, the Portfolio intends to limit purchases of securities to First Tier Securities. Securities in which the Portfolio may invest may not earn as high a level of income as long-term or lower quality securities, which generally have greater market risk and more fluctuation in market value.

Rule 2a-7 no longer references credit ratings but requires money market funds to purchase securities that have a remaining maturity of no more than 397 calendar days (unless otherwise permitted under Rule 2a-7), and which have been determined by a money market fund’s Board of Trustees (or the fund’s investment adviser, if the Board of Trustees delegates such power to the adviser) to present minimal credit risks to the fund. NTI considers several factors including the capacity of each security’s issuer or guarantor to meet its financial obligations.

In accordance with current SEC regulations, the Portfolio generally will not invest more than: (1) 5% of the value of its total assets at the time of purchase in the securities of any single issuer (and certain affiliates of that issuer); and (2) 10% of the value of its total assets at the time of purchase in the securities subject to demand features or guarantees of any single institution. The Portfolio may, however, invest up to 25% of their total assets in the securities of a single issuer for up to three Business Days. These limitations do not apply to cash, U.S. government securities or securities of other investment companies that are money market funds. In addition, securities subject to demand features and guarantees and securities that are not First Tier Securities as defined by the SEC are subject to different diversification requirements as described in the SAI.

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STABLE NAV RISK is the risk that the Portfolio will not be able to maintain a NAV per share of $1.00 at all times. A significant enough market disruption or drop in market prices of securities held by the Portfolio, especially at a time when the Portfolio needs to sell securities to meet shareholder redemption requests, could cause the value of the Portfolio’s shares to decrease to a price less than $1.00 per share. The U.S. government has taken numerous steps to alleviate these market concerns, including without limitation, acquiring ownership interests in distressed institutions. However, there is no assurance that such actions will be successful. Continuing market problems and government intervention in the economy may adversely affect the Portfolio.

INVESTMENT OBJECTIVE. The investment objective of the Portfolio may be changed by the Trust’s Board of Trustees without shareholder approval. Shareholders will, however, be notified of any changes. Any such change may result in the Portfolio having an investment objective different from the objective that the shareholder considered appropriate at the time of investment in the Portfolio.

During extraordinary market conditions and interest rate environments, all or any portion of the assets of the Portfolio may be uninvested. Uninvested assets do not generate income. The Portfolio may not achieve its investment objective during this time.

CREDIT FACILITY AND BORROWING. The Trust, and affiliated funds of Northern Funds (each a “Fund”, and together the “Funds”) have jointly entered into a revolving credit facility (the “Credit Facility”) whereby the Portfolio, the other portfolios in the Trust, and the Funds may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to the Credit Facility, the participating portfolios and Funds may borrow up to an aggregate commitment amount of $250 million (the “Commitment Limit”) at any time outstanding, subject to asset coverage and other limitations as specified in the Credit Facility and under the 1940 Act. The Portfolio may borrow up to the maximum amount allowable under its current prospectus and SAI, subject to various other legal, regulatory or contractual limits, including the asset coverage limits in the Credit Facility. Borrowing results in interest expense and other fees and expenses for the Portfolio that may impact the Portfolio’s expenses, including the net expense ratio. The costs of borrowing may reduce the Portfolio’s yield. If the Portfolio borrows pursuant to the Credit Facility, it is charged interest at a variable rate. The Portfolio also pays a commitment fee equal to its pro rata share of the amount of the Credit Facility. The availability of funds under the Credit Facility can be affected by other participating portfolios’ or Funds’ borrowings under the Credit Facility. As such, the Portfolio may be unable to borrow (or borrow further) under the Credit Facility if the Commitment Limit has been reached.

CREDIT (OR DEFAULT) RISK is the risk that an issuer of fixed-income securities held by a Portfolio may default on its obligation to pay interest and repay principal. Generally, the lower the credit rating of a security, the greater the risk that the issuer of the security will default on its obligation. High quality securities are generally believed to have relatively low degrees of credit risk. The Portfolio intends to enter into financial transactions with counterparties that are creditworthy at the time of the transactions. There is always the risk that the Investment Adviser’s analysis of creditworthiness is incorrect or may change due to market conditions. To the extent that the Portfolio focuses its transactions with a limited number of counterparties, it will be more susceptible to the risks associated with one or more counterparties.

CYBERSECURITY RISK. With the increased use of the Internet and because information technology (“IT”) systems and digital data underlie most of the Portfolio’s operations, the Portfolio and its investment adviser, custodian, transfer agent, distributor and other service providers and the financial intermediaries of each (collectively “Service Providers”) are exposed to the risk that their operations and data may be compromised as a result of internal and external cyber-failures, breaches or attacks (“Cyber Risk”). This could occur as a result of malicious or criminal cyber-attacks. Cyber-attacks include actions taken to: (i) steal or corrupt data maintained online or digitally, (ii) gain unauthorized access to or release confidential information, (iii) shut down the Portfolio or Service Provider website through denial-of-service attacks, or (iv) otherwise disrupt normal business operations. However, events arising from human error, faulty or inadequately implemented policies and procedures or other systems failures unrelated to any external cyber-threat may have effects similar to those caused by deliberate cyber-attacks.

Successful cyber-attacks or other cyber-failures or events affecting the Portfolio or its Service Providers may adversely impact the Portfolio or its shareholders. For instance, such attacks, failures or other events may interfere with the processing of shareholder transactions, impact the Portfolio’s ability to calculate its NAV, cause the release of private shareholder information or confidential Portfolio information, impede trading, or cause reputational damage. Such attacks, failures or other events could also subject the Portfolio or its Service Providers to regulatory fines, penalties or financial losses, reimbursement or other compensation costs, and/or additional compliance costs. Insurance protection and contractual indemnification provisions may be insufficient to cover these losses. The Portfolio or its Service Providers may also incur significant costs to manage and control Cyber Risk.

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While the Portfolio and its Service Providers have established IT and data security programs and have in place business continuity plans and other systems designed to prevent losses and mitigate Cyber Risk, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified or that cyber-attacks may be highly sophisticated.

Cyber Risks are also present for issuers of securities or other instruments in which the Portfolio invests, which could result in material adverse consequences for such issuers, and may cause the Portfolio’s investment in such issuers to lose value.

INTEREST RATES. The Portfolio’s yield will vary with changes in interest rates. During periods of rising interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be lower than prevailing market rates; in periods of falling interest rates, the Portfolio’s yield (and the market value of its securities) will tend to be higher. In a period of rising interest rates, the Portfolio’s yield may not rise as quickly as the yields of certain other short-term investments. Investments held by the Portfolio with longer maturities will tend to be more sensitive to interest rate changes than investments with shorter maturities. If interest rates rise, the Portfolio’s yields may not increase proportionately. The risks associated with increasing interest rates are heightened given that interest rates are near historic lows, but are expected to increase in the future with unpredictable effects on the markets and the Portfolio’s investments. A low interest rate environment may prevent the Portfolio from providing a positive yield or paying Portfolio expenses out of Portfolio assets and could lead to a decline in the Portfolio’s share price. Additionally, securities issued or guaranteed by the U.S. government, its agencies, instrumentalities and sponsored enterprises have historically involved little risk of loss of principal if held to maturity. However, due to fluctuations in interest rates, the market value of such securities held by the Portfolio may vary.

INTERFUND BORROWING AND LENDING. The SEC has granted an exemption permitting the Portfolio to participate in an interfund borrowing and lending program. This interfund borrowing and lending program allows the Portfolio to borrow money from other portfolios in the Trust and other affiliated funds of Northern Funds (each a “Fund”, and together the “Funds,”) and to lend money to other portfolios in the Trust, for temporary or emergency purposes. The interfund borrowing and lending program is currently not operational. Northern Trust Investments, Inc. is the Investment Adviser to the Portfolio and the other investment portfolios in the Trust and the investment adviser to the Funds. The interfund borrowing and lending program is subject to a number of conditions, including, among other things, the requirements that (1) the Portfolio may not borrow or lend money through the program unless it receives a more favorable interest rate than is available from a bank loan rate or investment yield rate, respectively; (2) loans will be secured on an equal priority basis with at least an equivalent percentage of collateral to loan value as any outstanding bank loan that requires collateral; (3) loans will have a maturity no longer than that of any outstanding bank loan (and in any event not over seven days); (4) if an event of default occurs under any agreement evidencing an outstanding bank loan to the Portfolio, the event of default will automatically (without need for action or notice by the lending portfolio or Fund) constitute an immediate event of default under the Interfund Lending Agreement entitling the lending portfolio or Fund to call the interfund loan (and exercise all rights with respect to any collateral) and that such call will be made if the bank exercises its right to call its loan under its agreement with the Portfolio; (5) the Portfolio may not borrow money if the loan would cause its outstanding borrowings from all sources to exceed 10% of its net assets at the time of the loan, except that the Portfolio may borrow up to 33 1/3% of its total assets through the program or from other sources if each interfund loan is secured by the pledge of segregated collateral with a market value of at least 102% of the outstanding principal value of the loan; (6) the Portfolio may not loan money if the loan would cause its aggregate outstanding loans through the program to exceed 15% of its net assets at the time of the loan; (7) the Portfolio’s interfund loans to any one Portfolio shall not exceed 5% of the lending Portfolio’s net assets; and (8) the Portfolio’s borrowings through the program will not exceed the greater of 125% of the Portfolio’s total net cash redemptions or 102% of the Portfolio’s sales fails (when a sale of securities “fails,” due to circumstances beyond the Portfolio’s control) for the preceding seven calendar days as measured at the time of the loan. In addition, the Portfolio may participate in the interfund borrowing and lending program only if and to the extent that such participation is consistent with the Portfolio’s investment objective and policies. The Board of Trustees of the Trust is responsible for overseeing the interfund borrowing and lending program. A delay in repayment to a lending the portfolio could result in a lost investment opportunity or additional lending costs.

LARGE SHAREHOLDER TRANSACTIONS RISK. The Portfolio may experience adverse effects when certain large shareholders purchase or redeem large amounts of shares of the Portfolio. Such large shareholder redemptions may cause the Portfolio to sell its securities at times when it would not otherwise do so, which may negatively impact the Portfolio’s liquidity. In addition, a large redemption could result in the Portfolio’s current expenses being allocated over a smaller asset base, leading to an increase in the Portfolio’s expense ratio. Similarly, large share purchases may adversely affect the Portfolio’s performance to the extent that the Portfolio is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would.

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LIQUIDITY RISK is the risk that the Portfolio will not be able to pay redemption proceeds within the time periods described in this Prospectus because of unusual market conditions, an unusually high volume of redemption requests, legal restrictions impairing its ability to sell particular securities or close derivative positions at an advantageous market price or other reasons. Certain portfolio securities may be less liquid than others, which may make them difficult or impossible to sell at the time and the price that the Portfolio would like or difficult to value. The Portfolio may have to lower the price, sell other securities instead or forgo an investment opportunity. Any of these events could have a negative effect on portfolio management or performance. Liquidity risk may be the result of, among other things, the reduced number and capacity of traditional market participants to make a market in fixed income securities. The potential for liquidity risk may be magnified by a rising interest rate environment or other circumstances where investor redemptions from money market and other fixed income mutual funds may be higher than normal, potentially causing increased supply in the market due to selling activity.

MARKET EVENTS RISK. In the past several years financial markets, such as those in the United States, Europe, Asia and elsewhere, have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Events that have contributed to these market conditions include, but are not limited to: major cybersecurity events; measures to address U.S. federal and state budget deficits; downgrading of U.S. long-term sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment.

The U.S. government and the Federal Reserve, as well as certain foreign governments and central banks, have taken steps to support financial markets, including by keeping interest rates at historically low levels. This and other government intervention may not work as intended, particularly if the efforts are perceived by investors as being unlikely to achieve the desired results. The Federal Reserve has reduced its market support activities and recently has begun raising interest rates. Certain foreign governments and central banks are implementing or discussing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve other or U.S. or non-U.S. governmental or central bank actions, including interest rate increases or contrary actions by different governments, could negatively affect financial markets generally, increase market volatility and reduce the value and liquidity of securities in which the Portfolio invests.

Policy and legislative changes in the United States and in other countries (such as the United Kingdom referendum vote to exit the European Union) are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the Portfolio directly invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the Portfolio’s investments may be negatively affected.

STRIPPED SECURITIES. These securities are issued by the U.S. government (or an agency, instrumentality or a sponsored enterprise), foreign governments, banks and other issuers. They entitle the holder to receive either interest payments or principal payments that have been “stripped” from a debt obligation.

The Treasury Department has facilitated transfers of ownership of zero coupon securities by accounting separately for the beneficial ownership of particular interest coupon and principal payments on Treasury securities through the Federal Reserve book-entry record-keeping system. The Federal Reserve program as established by the Treasury Department is known as “Separate Trading of Registered Interest and Principal of Securities” or “STRIPS.” Under the STRIPS program, the Portfolio will be able to have its beneficial ownership of zero coupon securities recorded directly in the book-entry record-keeping system in lieu of having to hold certificates or other evidences of ownership of the underlying U.S. Treasury securities.

INVESTMENT STRATEGY. To the extent consistent with its investment objective and strategies, the Portfolio may purchase securities registered in the STRIPS program.

SPECIAL RISKS. Stripped securities are very sensitive to changes in interest rates and to the rate of principal prepayments. A rapid or unexpected change in either interest rates or principal prepayments could depress the price of stripped securities held by the Portfolio and adversely affect the Portfolio’s investment performance.

TECHNOLOGY RISK. The Investment Adviser uses various technologies in managing the Portfolio, consistent with its investment objective and strategy described in this Prospectus. For example, proprietary and third-party data and systems are

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utilized to support decision making for the Portfolio. Data imprecision, software or other technology malfunctions, programming inaccuracies and similar circumstances may impair the performance of these systems, which may negatively impact the Portfolio.

U.S. GOVERNMENT OBLIGATIONS. These instruments include U.S. Treasury obligations, such as bills, notes and bonds, which generally differ only in terms of their interest rates, maturities and time of issuance. They also include obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises. Securities guaranteed as to principal and interest by the U.S. government or by its agencies, instrumentalities or sponsored enterprises are deemed to include (a) securities for which the payment of principle and interest is backed by an irrevocable letter of credit issued by the U.S. government or by an agency, instrumentality or sponsored enterprise thereof and (b) participations in loans made to foreign governments or their agencies that are so guaranteed. U.S. treasury obligations also include floating rate public obligations of the U.S. Treasury.

INVESTMENT STRATEGY. The Portfolio may invest in a variety of U.S. Treasury obligations. To the extent consistent with its investment objective and strategies, the Portfolio may invest in other obligations issued or guaranteed by the U.S. government or by its agencies, instrumentalities or sponsored enterprises.

SPECIAL RISKS. Not all U.S. government obligations carry the same credit support. Although many U.S. government securities are issued by entities chartered or sponsored by Acts of Congress, such as the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”) and the Federal Home Loan Banks, such securities are neither issued nor guaranteed by the U.S. Treasury and, therefore, are not backed by the full faith and credit of the United States. Some, such as those of the Government National Mortgage Association (“Ginnie Mae”), are supported by the full faith and credit of the U.S. Treasury. Other obligations, such as those of the Federal Home Loan Banks, are supported by the right of the issuer to borrow from the U.S. Treasury; and others are supported by the discretionary authority of the U.S. government to purchase the agency’s obligations. Still others are supported only by the credit of the instrumentality or sponsored enterprise. The maximum potential liability of the issuers of some U.S. government securities may greatly exceed their current resources, including their legal right to support from the U.S. Treasury. It is possible that these issuers will not have the funds to meet their payment obligations in the future. No assurance can be given that the U.S. government would provide financial support to its agencies, instrumentalities or sponsored enterprises if it is not obligated to do so by law. In addition, the secondary market for certain participations in loans made to foreign governments or their agencies may be limited.

An agency of the U.S. government has placed Fannie Mae and Freddie Mac into conservatorship, a statutory process with the objective of returning the entities to normal business operations. It is unclear what effect this conservatorship will have on the securities issued or guaranteed by Fannie Mae or Freddie Mac. As a result, these securities are subject to more credit risk than U.S. government securities that are supported by the full faith and credit of the United States (e.g., U.S. Treasury bonds).

To the extent the Portfolio invests in debt instruments or securities of non-U.S. government entities that are backed by the full faith and credit of the United States, pursuant to the FDIC Debt Guarantee Program or other similar programs, there is a possibility that the guarantee provided under the Debt Guarantee Program or other similar programs may be discontinued or modified at a later date.

Floating rate public obligations of the U.S. Treasury (“Floating Rate Notes” or “FRNs”) have interest rates that adjust periodically. FRNs’ floating interest rates may be higher or lower than the interest rates of fixed-rate bonds of comparable quality with similar maturities. Securities with floating rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value and negatively impact the Portfolio, particularly if changes in prevailing interest rates are more frequent or sudden than the rate changes for the FRNs, which only occur periodically. This risk is also heightened because floating rate Treasury obligations are new issuances for which a deep and liquid market has not yet developed.

ADDITIONAL DESCRIPTION OF SECURITIES AND COMMON INVESTMENT TECHNIQUES

This section explores various other investment securities and techniques that the Investment Adviser may use with respect to the Portfolio to the extent consistent with the Portfolio’s investment objective and strategies.

BORROWINGS AND REVERSE REPURCHASE AGREEMENTS. The Portfolio may borrow money from banks and may enter into reverse repurchase agreements with banks and other financial institutions. Reverse repurchase agreements involve the sale of money market securities held by the Portfolio subject to the Portfolio’s agreement to repurchase them at a mutually agreed upon date and price (including interest)..

INVESTMENT STRATEGY. The Portfolio may borrow and enter into reverse repurchase agreements with banks and other

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financial institutions. in amounts not exceeding one-fourth of its total assets (including the amount borrowed). The Portfolio may enter into reverse repurchase agreements when the Investment Adviser expects that the interest income to be earned from the investment of the transaction proceeds will be greater than the related interest expense.

SPECIAL RISKS. Borrowings and reverse repurchase agreements involve leveraging. If the securities held by the Portfolio decline in value while these transactions are outstanding, the NAV of the Portfolio’s outstanding shares will decline in value by proportionately more than the decline in value of the securities. In addition, reverse repurchase agreements involve the risks that (a) the interest income earned by the Portfolio (from the investment of the proceeds) will be less than the interest expense of the transaction; (b) the market value of the securities sold by the Portfolio will decline below the price the Portfolio is obligated to pay to repurchase the securities; and (c) the securities may not be returned to the Portfolio.

DERIVATIVES. The Portfolio may purchase certain “derivative” instruments. A derivative is a financial instrument whose value is derived from, or based upon, the performance of underlying assets, interest rates, or other indices. Derivatives include “stripped” securities.

INVESTMENT STRATEGY. The Portfolio may invest in derivatives when the Investment Adviser believes the potential risks and rewards are consistent with the Portfolio’s objective, strategies and overall risk profile.

SPECIAL RISKS. Engaging in derivative transactions involves special risks, including (a) market risk that the Portfolio’s derivatives position will lose value; (b) credit risk that the counterparty to the transaction will default; (c) leveraging risk that the value of the derivative instrument will decline more than the value of the assets on which it is based; (d) illiquidity risk that the Portfolio will be unable to sell its position because of lack of market depth or disruption; (e) pricing risk that the value of a derivative instrument will be difficult to determine; and (f) operations risk that loss will occur as a result of inadequate systems or human error. Many types of derivatives have been developed recently and have not been tested over complete market cycles. For these reasons, the Portfolio may suffer a loss whether or not the analysis of the Investment Adviser is accurate.

ILLIQUID SECURITIES. Illiquid securities include securities that are not readily marketable.

INVESTMENT STRATEGY. The Portfolio may invest up to 5% of its net assets in securities that are illiquid.

SPECIAL RISKS. Because illiquid securities may be difficult to sell at an acceptable price, they may be subject to greater volatility and may result in a loss to the portfolio. Securities purchased by the Portfolio that are liquid at the time of purchase may subsequently become illiquid due to events relating to the issuer of the securities, market events, economic conditions and/or investor perception.

INVESTMENT COMPANIES. To the extent consistent with its investment objectives and strategies, the Portfolio may invest in securities issued by other affiliated or unaffiliated investment companies.

INVESTMENT STRATEGY. Investments by the Portfolio in other money market funds will be subject to the limitations of the 1940 Act and SEC orders. Although the Portfolio does not expect to do so in the foreseeable future, the Portfolio is authorized to invest substantially all of its assets in an open-end investment company or a series thereof that has substantially the same investment objective, strategies and fundamental restrictions as the Portfolio.

SPECIAL RISKS. As a shareholder of another investment company, the Portfolio would be subject to the same risks as any other investor in that company. It would also bear a proportionate share of any fees or expenses paid by that company. These expenses would be in addition to the management fees and other expenses the Portfolio bears directly in connection with its own operations.

OPERATIONAL RISK. The Investment Adviser to the Portfolio and other Portfolio service providers may be subject to operational risk and may experience disruptions and operating errors. In particular, these errors or failures in systems and technology, including operational risks associated with reliance on third party service providers, may adversely affect the Portfolio’s ability to calculate its net asset values in a timely manner, including over a potentially extended period. While service providers are required to have appropriate operational risk management policies and procedures in place, their methods of operational risk management may differ from those of the Portfolio in the setting of priorities, the personnel and resources available or the effectiveness of relevant controls. The Investment Adviser, through its monitoring and oversight of service providers, seeks to ensure that service providers take appropriate precautions to avoid and mitigate risks that could lead to disruptions and operating errors. However, it is not possible for the Investment Adviser or other Portfolio service providers to identify all of the operational risks that may affect the Portfolio or to develop processes.

TEMPORARY INVESTMENTS. For capital preservation and liquidity, the Portfolio may have a greater concentration in short-term securities, which may result in a reduction of the Portfolio’s yield.

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TREASURY INSTRUMENTS PORTFOLIO

Although the Investment Adviser has the ability to take temporary positions, it may choose not to do so for a variety of reasons, even during volatile market conditions.

OTHER SECURITIES. Additionally, the Portfolio may purchase other types of securities or instruments similar to those described in these sections if otherwise consistent with the Portfolio’s investment objective and strategies. You should carefully consider the risks discussed in these sections before investing in the Portfolio.

The Portfolio may invest in other securities and are subject to further restrictions and risks that are described in the SAI. Additional information about the Portfolio, its investments and related risks can also be found in “Investment Objective and Strategies” in the SAI.

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TREASURY INSTRUMENTS PORTFOLIO

FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS

There are no financial highlights for the Portfolio because it had not commenced operations as of the date of this Prospectus.

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FOR MORE INFORMATION

ANNUAL/SEMIANNUAL REPORTS AND STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

Additional information about the Portfolio’s investments will be available in the Portfolio’s annual and semiannual reports to shareholders. In the Portfolio’s annual report (once it is available), you will find a discussion of the market conditions and investment strategies that significantly affected the Portfolio’s performance during its last fiscal year.

Additional information about the Portfolio and its policies is also available in the Portfolio’s SAI. The SAI is incorporated by reference into this Prospectus (and is legally considered part of this Prospectus).

The Portfolio’s annual and semiannual reports will be and the SAI is available free upon request by calling the Northern Institutional Funds Center at 800-637-1380 or by sending an e-mail request to: northern-funds@ntrs.com. The SAI and other information are available from a financial intermediary (such as a broker-dealer or bank) through which the Portfolio’s shares may be purchased or sold.

TO OBTAIN OTHER INFORMATION AND FOR SHAREHOLDER INQUIRIES:

BY TELEPHONE

Call 800-637-1380

BY MAIL

Northern Institutional Funds

P.O. Box 75986

Chicago, Illinois 60675-5986

ON THE INTERNET

The Portfolio’s documents are available online and may be downloaded from:

∎	The EDGAR database on the SEC’s website at www.sec.gov (text-only)

∎	Northern Institutional Funds website at northerntrust.com/institutional

You may review and obtain copies of Northern Institutional Funds documents by visiting the SEC’s Public Reference Room in Washington, D.C. You also may obtain copies of Northern Institutional Funds documents by sending your request and a duplicating fee to the SEC’s Public Reference Section, Washington, D.C. 20549-1520 or by electronic request to: publicinfo@sec.gov. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-551-8090.

811-03605

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